Note 7 - Senior Secured Convertible Promissory Note (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Debt Conversions [Table Text Block]
(In thousands)	Reclassification Date	Principal Amount	Accrued Interest Reclassified	Total Amount Reclassified
Series C	3/28/2023	$8,000	$-	$8,000
Series C	7/18/2023	6,000	-	6,000
Series D	3/28/2024	8,000	-	8,000
Series D	6/21/2024	7,200	1,638	8,838
Series E	9/27/2024	2,400	597	2,997
Series E	11/1/2024	2,400	600	3,000
Total		$34,000	$2,835	$36,835

Convertible Debt [Table Text Block]
(In thousands)
Issue Date	Maturity Date	December 31, 2024	December 31, 2023
06/26/2023	06/26/2024	$—	$2,400
07/25/2023	07/25/2024	—	2,400
08/25/2023	08/25/2024	—	2,400
09/27/2023	09/27/2024	—	2,400
11/02/2023	11/02/2024	—	2,400
12/12/2023	12/12/2024	—	2,000
04/02/2024	04/02/2025	2,000	—
05/02/2024	05/02/2025	2,000	—
06/03/2024	06/03/2025	2,000	—
06/21/2024	06/21/2025	1,240	—
07/03/2024	07/03/2025	2,000	—
08/01/2024	08/01/2025	2,000	—
12/09/2024	12/09/2025	2,000
Total senior secured convertible promissory notes		$13,240	$14,000